DERIVATIVE LIABILITY - Conversion derivative (Details)	12 Months Ended
	Sep. 30, 2025 Y $ / shares	Aug. 04, 2025 Y $ / shares
DERIVATIVE LIABILITY
Conversion percentage	88.00%
Trading days	10 days
Floor price	$ 0.7106
Expected term
DERIVATIVE LIABILITY
Conversion derivative measurement input | Y	0.84	1
Stock price
DERIVATIVE LIABILITY
Conversion derivative measurement input	1.46	1.87
Stock price volatility
DERIVATIVE LIABILITY
Conversion derivative measurement input	0.889	0.935
Dividend yield
DERIVATIVE LIABILITY
Conversion derivative measurement input	0	0